Loans and Allowance for Credit Losses - Summary of the Modifications Which Occurred During the Periods and the Change in the Recorded Investment Subsequent to the Modifications Occurring (Details)
$ in Thousands
	12 Months Ended
	Dec. 31, 2022 loan	Dec. 31, 2022 contract	Dec. 31, 2022 USD ($)	Dec. 31, 2021 loan	Dec. 31, 2021 contract	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) contract
Financing Receivable, Troubled Debt Restructuring [Line Items]
Number of Contracts	257	51		249	5		40
Pre- Modification Outstanding Recorded Investment			$ 12,571			$ 798	$ 4,235
Post-Modification Outstanding Recorded Investment			12,590			798	$ 4,239
Commercial Portfolio Segment | Commercial and industrial
Financing Receivable, Troubled Debt Restructuring [Line Items]
Number of Contracts	11	4		7	0		1
Pre- Modification Outstanding Recorded Investment			5,415			0	$ 140
Post-Modification Outstanding Recorded Investment			5,415			0	$ 140
Commercial Portfolio Segment | Commercial real estate
Financing Receivable, Troubled Debt Restructuring [Line Items]
Number of Contracts		0		1	0		1
Pre- Modification Outstanding Recorded Investment			0			0	$ 506
Post-Modification Outstanding Recorded Investment			0			0	$ 506
Commercial Portfolio Segment | Business banking
Financing Receivable, Troubled Debt Restructuring [Line Items]
Number of Contracts	33	30		8	0		6
Pre- Modification Outstanding Recorded Investment			2,779			0	$ 1,642
Post-Modification Outstanding Recorded Investment			2,798			0	$ 1,642
Residential Portfolio Segment | Residential real estate
Financing Receivable, Troubled Debt Restructuring [Line Items]
Number of Contracts	142	10		148	2		6
Pre- Modification Outstanding Recorded Investment			2,842			498	$ 920
Post-Modification Outstanding Recorded Investment			2,842			498	$ 920
Consumer Portfolio Segment | Consumer home equity
Financing Receivable, Troubled Debt Restructuring [Line Items]
Number of Contracts	70	7		83	3		22
Pre- Modification Outstanding Recorded Investment			1,535			300	$ 969
Post-Modification Outstanding Recorded Investment			1,535			300	$ 973
Consumer Portfolio Segment | Other consumer
Financing Receivable, Troubled Debt Restructuring [Line Items]
Number of Contracts	1	0		2	0		4
Pre- Modification Outstanding Recorded Investment			0			0	$ 58
Post-Modification Outstanding Recorded Investment			$ 0			$ 0	$ 58